SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation	Basis of presentation The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).
Principles of consolidation

Principles of consolidation

The consolidated financial statements of the Group include the financial statements of the Company, its subsidiaries, the VIE and the VIE’s subsidiaries for which the Company is the primary beneficiary. All significant intercompany balances and transactions have been eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenue and expenses during the reporting periods. Significant estimates and assumptions reflected in the Group’s consolidated financial statements include, but are not limited to, allowance for doubtful accounts, reserve for inventories, useful lives of long-lived assets, impairment of long-lived assets, realization of deferred tax assets, incremental borrowing rate for leases, expected contract periods for indefinite term subscriptions, determination of the stand-alone selling prices, return allowances and share-based compensation. Prior to the restructuring, the results of the Offline Business are determined by using a combination of specific identification of revenues and certain costs as well as a reasonable allocation of the remaining costs using applicable cost drivers where specific identification is not determinable. Management bases the estimates on historical experience and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could materially differ from those estimates.

Convenience translation

Convenience translation

Amounts in U.S. dollars are presented for the convenience of the reader and are translated at the rate of RMB 6.3726 per US$1.00, representing the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board on December 30, 2021 (exchange rate on December 31, 2021 was not available in the H.10 statistical release). No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Foreign currency

Foreign currency

The Group’s financial information is presented in Renminbi (“RMB”). The functional currency of the Company and its subsidiary in Hong Kong is U.S. dollars (“US$”). The functional currency of WFOE and WFOE’s subsidiaries, the VIE and subsidiaries of the VIE located in the PRC is RMB.

Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured at the exchange rates prevailing at the balance sheet date. Non-monetary items that are measured in terms of historical cost in foreign currency are re-measured using the exchange rates at the dates of the initial transactions. Exchange gains and losses are included in the consolidated statements of comprehensive loss.

The Group uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in “Accumulated other comprehensive loss”, a component of shareholders’ equity. Total foreign currency translation adjustment, were nil, RMB21,861 and RMB12,816 (US$2,011) as of December 31, 2019, 2020 and 2021, respectively.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, time deposits and highly liquid investments placed with banks and securities account which are unrestricted as to withdrawal or use and have original maturities of less than three months.

Accounts receivable and allowance for doubtful accounts

Accounts receivable and allowance for doubtful accounts

Accounts receivable represents uncollected payments from customers for (i) completed transactions where customer payments settled by mobile app stores and third-party online channels but not yet remitted to the Group, or (ii) completed shipments where the Group charges customers and payment has not been received. Accounts receivable are carried at net realizable value. An allowance for doubtful accounts is recorded when collection of the full amount is no longer probable. In evaluating the collectability of receivable balances, the Group considers specific evidence including the aging of the receivable, the customer’s payment history, its current credit-worthiness and current economic trends. Accounts receivable are written off when deemed uncollectible.

Inventories, net

Inventories, net

Inventories primarily consist of products available for sale and are stated at the lower of cost or net realizable value. Cost of inventory is determined using the weighted average cost method. Inventory reserve is recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving merchandise and damaged goods, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. Write-downs are recorded in cost of revenues in the consolidated statements of comprehensive loss.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

As of December 31, 2020 and 2021, the Group had inventories cost of RMB19,539 and RMB32,163 (US$5,047), and the related inventory reserve was RMB2,666 and RMB4,109 (US$645), respectively.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated Useful Life
Electronic equipment	4 years

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.

Intangible assets, net

Intangible assets, net

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets with finite useful lives are amortized using a straight-line method of amortization that reflects the estimated pattern in which the economic benefits of the intangible asset are to be consumed. The estimated useful life for the intangible assets is as follows:

Category	Estimated Useful Life
Intellectual property rights	3-10 years
Purchased software	1-5 years

Impairment of long-lived assets

Impairment of long-lived assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group evaluates the recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available. For all periods presented, there was no impairment of any of the Group’s long-lived assets.

Segment reporting

Segment reporting

In accordance with ASC 280-10, Segment Reporting: Overall (“ASC 280”), operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s chief operating decision makers (“CODM”) in deciding how to allocate resources and assess performance. After the acquisition of the Offline Business under common control, the Group began to integrate the online subscription service with the Offline Business which creates significant synergies across various aspects of the Group’ business operations. The Group’s CODM has been identified as the Chief Executive Officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group as a whole and hence, the Group has only one operating segment. The Group does not distinguish between markets or segments for purposes of internal reporting. The majority of the Group’s revenues for the years ended December 31, 2019, 2020 and 2021 were generated from the PRC. As of December 31, 2020 and 2021, all of the long-lived assets of the Group are located in the PRC, and therefore, no geographical segments are presented.

Revenue recognition

Revenue recognition

The Group applies the five-step model outlined in ASC 606, Revenue from Contracts with Customers (“ASC 606”), to account for its revenue. The Group accounts for a contract when it has approval and commitment from the customer, the rights of the parties are identified, payment terms are identified, the contract has commercial substance and collectability of consideration is probable.

The Group has elected to exclude from revenue sales taxes and other similar taxes that are both imposed on and are concurrent with revenue producing transactions. Therefore, revenues are recognized net of value added taxes (“VAT”).

Online subscriptions

The majority of the Group’s online subscription revenue is generated from non-cancellable subscriptions on its various self-directed and interactive applications.

The non-cancellable subscription contracts provide customers the access to hosted software over a contract term without the customer taking possession of the content software. Subscription revenue is recognized ratably over the contract period as the performance obligation is satisfied. The subscription services are sold in short term periods, typically no more than 12 months. Certain subscriptions have contracts with no fixed duration and are marketed as indefinite term subscriptions. For these indefinite term subscriptions, the Group considers users’ historical usage patterns and contract periods of comparable subscriptions, or the products’ designed features and anticipated usage patterns, to arrive at the best estimates of the expected contract periods, over which the Group recognizes related revenue ratably.

The Group also offers its customers to purchase specified completed digital contents on certain applications. The completed digital contents can be downloaded and used offline indefinitely. Therefore, customers take possession of these contents, and revenues from sales of completed digital content is recognized at a point in time when the content is made available for the customer’s use.

Offline products and others

The Group sells materials and smart devices to individual users, kindergartens and distributors. Revenue from offline products is recognized when control of the promised goods is transferred to the customer, at an amount that reflects the consideration the Group expects to be entitled to in exchange for the goods.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

The Group offers certain customers with rights of return. These rights are accounted for as variable consideration when estimating the amount of revenue to be recognized by utilizing expected value method. As of December 31, 2020 and 2021, the liabilities for return allowances and rights to recover products from customers associated with the Group’s liabilities for return allowances were not material.

Some contracts with customers include promise to transfer both online subscriptions and offline products. The Group identified the offerings of material offline products as separate performance obligations if customers can benefit from the products on their own and the promise to deliver the products is separately identifiable from the online subscriptions in accordance with ASC 606. Revenue is allocated to each identified performance obligation based on its relative standalone selling price (“SSP”). In instances where stand-alone selling price is not directly observable, considerations are allocated using adjusted market assessment approach and expected cost plus margin approach. Determining the stand-alone selling price of each separate unit may require significant judgments, and significant assumptions and estimates have been made in estimating the relative selling price of each single-element.

Deferred revenue and customer advances

Timing of revenue recognition may differ from the timing of cash collection. For certain revenue contracts, customers are required to pay before the services and goods are delivered to the customer. The Group recognizes the excess of payments received as compared to the recognized revenue as deferred revenue or customer advances, which primarily consist of unearned revenue related to subscription services which is recognized ratably over the subscription period, and advanced payments received from customers for goods to be delivered and services to be provided.

Payment terms and conditions vary by contract type and customer. For the offerings of online subscriptions and sales of offline procucts to individual users, immediate payment upon purchase is required. Payments made through certain third-party payment service providers are collected on a real time basis, and payments made through mobile app stores and other third party online channels are generally collected within 60 days. For sales of child-rearing materials and devices to kindergartens and distributors, payment terms generally require advanced payments or payment within 180 days. In instances where the timing of revenue recognition differs from the timing of payment, the Group has determined that its contracts do not include a significant financing component.

Practical expedients

The Group has utilized the practical expedient available under ASC 606-10-50-14 to not to disclose information about its remaining performance obligations because the Group’s contracts with customers generally have an expected duration of no more than one year.

Assets recognized from costs to obtain a contract with a customer

The Group has determined that certain costs, primarily channel costs associated with sales made in mobile app stores, meet the requirements to be capitalized as costs of obtaining contracts. The Group recognizes an asset for these costs incurred for non-cancellable subscription contracts in “Prepayments and other current assets” in the consolidated balance sheets. The amortization of these costs over the applicable subscription term are included in cost of revenues.

Cost of revenues

Cost of revenues

Cost of revenues primarily represents costs incurred to support and maintain online applications including channel costs, product costs, freight, rental costs, salaries and benefits for employees directly involved in revenue generation activities.

Research and development expenses

Research and development expenses

Research and development expenses primarily consist of salaries, benefits and share-based compensation for research and development personnel, third-party outsourcing service provider costs and rental costs. The Group expenses research and development costs as they are incurred.

Advertising expenditures

Advertising expenditures

Advertising costs are expensed when incurred and are included in sales and marketing expenses in the consolidated statements of comprehensive loss. The advertising expenses were RMB4,593, RMB63,195 and RMB126,264 (US$19,814) for the years ended December 31, 2019, 2020 and 2021, respectively.

Employee benefit expenses

Employee benefit expenses

All eligible employees of the Group in the PRC are entitled to staff welfare benefits including medical care, welfare subsidies, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to accrue for these benefits based on certain percentages of the qualified employees’ salaries and to make contributions to the plans out of the amounts accrued. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed. The Group recorded employee benefit expenses of RMB22,107, RMB24,073 and RMB89,679 (US$14,073) for the years ended December 31, 2019, 2020 and 2021, respectively.

The Group has no further payment obligations once the contributions have been paid.

Share-based compensation

Share-based compensation

The Groups applies ASC 718, Compensation—Stock Compensation (“ASC 718”), to account for its employee share-based payments. In accordance with ASC 718, the Group determines whether an award should be accounted for as a liability award or equity award. All the Group’s share-based awards to employees were classified as equity awards and are recognized in the consolidated financial statements based on their grant date fair values.

The Group applies ASC 718 to account for share-based payments for acquiring goods and services from non-employees at grant date fair value.

The Group has elected to recognize share-based compensation using the accelerated method, for all share-based awards granted with graded vesting or cliff vesting based on service conditions and performance conditions and only if performance-based conditions are considered probable to be satisfied. The Group elected to account for forfeitures as they occur. The Group, with the assistance of an independent valuation firm, determined the fair value of the share options.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

A change in the terms or conditions of equity-based awards is accounted for as a modification of the award. The Group measures the incremental compensation cost as the excess of the fair value of the modified awards over the fair value of the original awards immediately before its terms are modified, based on the share price and other pertinent factors at the modification date. For vested awards, the Group recognizes incremental compensation cost in the period of the modification occurs. For unvested awards, the Group recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date. If the fair value of the modified award is lower than the fair value of the original award immediately before modification, the minimum compensation cost the Group recognizes is the cost of the original award.

Leases

Leases

The Group adopted ASU No. 2016-02, Leases (Topic 842) and all subsequent ASUs relating to this Topic (collectively, “ASC 842”) on January 1, 2020 using the modified retrospective method and did not restate comparable periods. The Group elected the package of practical expedients permitted under the transition guidance, which allowed the Group to carry forward the historical lease classification for any expired or existing contract and the accounting for the initial direct costs on those leases on the adoption date. The Group also elected the practical expedient of the short-term lease exemption for contracts with lease terms of 12 months or less.

The Group leases real estate property under operating leases. Right-of-use (“ROU”) assets are recognized at the amount of the lease liabilities, adjusted for cumulative prepayments and lease incentives, if any. Lease liabilities are recognized at the present value of the lease payments over the lease term at the commencement date. As the rate implicit in the Group’s leases are not readily available, the Group uses an incremental borrowing rate based on the information available at the lease commencement date in determining the present value of lease payments. The incremental borrowing rate reflects the fixed rate at which the Group could borrow on a collateralized basis, the amount of the lease payments in the same currency, for a similar term and in a similar economic environment. The Group recognizes operating lease expense on a straight-line basis over the lease term. Lease terms are based on the non-cancelable term of the lease and may contain options to extend the lease when it is reasonably certain that the Group will exercise. The Group accounts termination of a lease before the expiration of the lease term by removing the right-of-use asset and the lease liability, with profit or loss recognized for the difference, if any.

Income taxes

Income taxes

The Group follows the liability method of accounting for income taxes in accordance with ASC 740, Income Taxes (“ASC 740”). Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

The Group accounted for uncertainties in income taxes in accordance with ASC 740. Interest and penalties arising from underpayment of income taxes shall be computed in accordance with the related PRC tax law. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interest and penalties recognized in accordance with ASC 740 are classified in the consolidated statements of comprehensive loss as income tax expense.

In accordance with the provisions of ASC 740, the Group recognizes in its consolidated financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group’s estimated liability for unrecognized tax benefits, if any, will be recorded in the “other non-current liabilities” in the accompanying consolidated financial statements and is periodically assessed for adequacy, and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Group’s consolidated financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Loss per share

Loss per share

In accordance with ASC 260, Earnings Per Share, basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net loss is allocated between ordinary shares and other participating securities based on their participating rights. The Company’s contingently redeemable ordinary shares are participating securities. For the year ended December 31, 2019, the computation of basic loss per share using the two-class method is not applicable as the Company is in a net loss position and the participating securities do not have contractual rights and obligations to share in the losses of the Company. For the years ended December 31, 2020 and 2021, the two-class method is applicable because the Company has two classes of ordinary shares outstanding, Class A and Class B ordinary shares, respectively.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of the contingently redeemable ordinary shares using the if-converted method; and ordinary shares issuable upon the exercise of share options, using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted per share if their effects would be anti-dilutive. Share options with performance conditions are considered contingently issuable shares and are included in the computation of diluted loss per share to the extent that the performance conditions are met such that the ordinary shares will be issued at the end of the reporting period, assuming it was the end of the contingency period.

Fair value measurements

Fair value measurements

Financial instruments of the Group primarily include cash and cash equivalents, accounts receivable, amounts due from and due to related parties, accounts payable and certain other current assets and liabilities. The Group applies ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), in measuring fair value. ASC 820 defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement. The carrying values of the financial instruments approximate their fair values due to their short-term maturities.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Include other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

There were no assets and liabilities measured at fair value on a recurring basis or nonrecurring basis as of December 31, 2020 and 2021.

Comprehensive loss

Comprehensive loss

Comprehensive loss is defined to include all changes in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive loss includes net loss and foreign currency translation adjustment of the Group.

Impact of COVID-19

Impact of COVID-19

During the years ended December 31, 2020 and 2021, the Group’s operations has been affected by the COVID-19 pandemic. The sales of offline products has been negatively impacted by the COVID-19 outbreak, as child-rearing organizations, which are the major customers of the Group’s offline products, have undergone temporary closures since early 2020. The Group has considered the impact in the provision of allowance for doubtful accounts and reserves for inventories.

There are still uncertainties of COVID-19’s future impact, and the extent of the impact will depend on a number of factors, including the duration and severity of COVID-19, the development and progress of distribution of COVID-19 vaccine and other medical treatment, the potential change in customer behavior, the actions taken by government authorities, particularly to contain the outbreak, stimulate the economy to improve business condition, almost all of which are beyond the Company’s control. As a result, certain of the Company’s estimates and assumptions, including the allowance for doubtful accounts, the valuation of inventories and long-lived assets subject to impairment assessments, require significant judgments and carry a higher degree of variabilities and volatilities that could result in material changes to the Group’s current estimates in future periods.

Recent accounting pronouncements

Recent accounting pronouncements

The Group is an emerging growth company (“EGC”) as defined by the Jumpstart Our Business Startups Act (“JOBS Act”). The JOBS Act provides that an EGC can take advantage of extended transition periods for complying with new or revised accounting standards. This allows an EGC to delay adoption of certain accounting standards until those standards would otherwise apply to private companies. The Group elected to take advantage of the extended transition periods. However, this election will not apply should the Group cease to be classified as an EGC.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). ASU 2016-13 changes the impairment model for most financial assets and certain other instruments. The standard will replace the “incurred loss” approach with an “expected loss” model for instruments measured at amortized cost. For available-for-sale debt securities, entities will be required to record allowances rather than reduce the carrying amount, as they do today under the other-than-temporary impairment model. ASU 2016-13 is effective for the Group for fiscal years beginning after December 15, 2022, and interim periods within those fiscal years. The Group is currently evaluating the impact on the consolidated financial statements of adopting this guidance.

In December 2019, the FASB issued ASU No. 2019-12, Simplifying the Accounting for Income Taxes. This update eliminates certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. It also clarifies and simplifies other aspects of the accounting for income taxes. This guidance is effective for the Group for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted. The Group is currently evaluating the impact on the consolidated financial statements of adopting this guidance.

In November 2021, the FASB issued ASU No. 2021-10, Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance. This update requires certain annual disclosures about transactions with a government that are accounted for by applying a grant or contribution accounting model by analogy. This update is effective for annual periods beginning after December 15, 2021, and early application is permitted. This guidance should be applied either prospectively to all transactions that are reflected in financial statements at the date of initial application and new transactions that are entered into after the date of initial application or retrospectively to those transactions. The Group is currently evaluating the impact on the consolidated financial statements of adopting this guidance.